Business Combinations - Valuation of Definite Intangible Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2012 Customer relationships	Jun. 30, 2012 Customer relationships Minimum	Jun. 30, 2012 Customer relationships Maximum	Jun. 30, 2012 Order or Production Backlog	Jun. 30, 2012 Software Development	Jun. 30, 2012 Leasehold Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 177.6	$ 177.6	$ 171.0			$ 3.0	$ 3.4	$ 0.2
Estimated Useful Life				13 years	15 years	1 year	4 years 10 months 24 days	4 years